Multiple foreign currency exchange rates (Detail)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2009
US $/Pound | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.568718	1.624199	1.592488	1.564049	1.601810
US $/Pound | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.568504	1.645418	1.622622	1.663547	1.530645
US $/CAD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.983091	1.034126	1.004218	0.987654	0.932749
US $/CAD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.998602	1.048438	1.011736	1.051414	0.988533
US $/NOK | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.166634	0.183454	0.177044	0.167802	0.167335
US $/NOK | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.166068	0.185993	0.174524	0.189675	0.169435
US $/AUD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.008455	1.068873	1.042780	0.954370	0.867456
US $/AUD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.052127	1.099916	1.041076	1.089160	0.930506
US $/EURO | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.253834	1.434333	1.366640	1.330173	1.414793
US $/EURO | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.231376	1.438666	1.322845	1.478393	1.330170